Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity
Common Stock par value	$ 0.001	$ 0.001
Common stock authorized	100,000,000	20,000,000
Common Stock issued	16,567,384	16,493,764
Common Stock outstanding	16,557,384	16,483,764
Treasury Stock shares	10,000	10,000